Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash	$ 249,794	$ 225,665	$ 270,989
Other financial assets	11,191	10,862
Other financial liabilities	(93,955)	(85,747)
Currency risk [Member] | Amounts Held In CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	19,039	9,833
Trade and other receivables	34	58
Other financial assets	6,452	9,799
Trade and other payables	(6,090)	(5,626)
Other financial liabilities	0	0
Net financial asset (liability)	19,435	14,064
Currency risk [Member] | Amounts Held In USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	16,737	26,749
Trade and other receivables	76,251	20,520
Other financial assets	0	0
Trade and other payables	0	(113)
Other financial liabilities	0	0
Net financial asset (liability)	92,988	47,156
Currency risk [Member] | Amounts Held In PEN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,956	11,067
Trade and other receivables	333	634
Other financial assets	0	0
Trade and other payables	(20,988)	(29,587)
Other financial liabilities	(54,979)	(42,493)
Net financial asset (liability)	$ (73,678)	$ (60,379)